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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number:    28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Robert Miller         Los Angeles, California   February 7, 2011
   -------------------------------  -----------------------   ----------------
            [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: 584,459
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                      -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION            Warrant     060505153  10,833  4,057,275 SH          Other       1         Shared
BORGWARNER INC                          Common     099724106  34,689    479,400 SH          Other       1         Shared
BP PLC                              Sponsored ADR  055622104     640     14,500 SH          Other       1         Shared
CATERPILLAR INC                         Common     149123101  49,776    531,450 SH          Other       1         Shared
CUMMINS INC                             Common     231021106  43,355    394,100 SH          Other       1         Shared
DEERE & CO                              Common     244199105   1,329     16,000 SH          Other       1         Shared
FORD MOTOR CO                           Common     345370860  84,952  5,059,700 SH          Other       1         Shared
FORD MOTOR CO                          Warrant     345370134  10,394  1,275,300 SH          Other       1         Shared
FREEPORT MCMORAN COPPER & GOLD INC      Common     35671D857 142,497  1,186,581 SH          Other       1         Shared
GENTEX CORP                             Common     371901109     432     14,600 SH          Other       1         Shared
INTEL CORPORATION                       Common     458140100   3,964    188,500 SH          Other       1         Shared
JPMORGAN CHASE & CO                     Common     46625H100  49,907  1,176,490 SH          Other       1         Shared
JPMORGAN CHASE & CO                    Warrant     46634E114  25,587  1,770,700 SH          Other       1         Shared
LUMBER LIQUIDATORS HLDGS INC            Common     55003T107   5,160    207,150 SH          Other       1         Shared
MCMORAN EXPLORATION  CO                 Common     582411104  53,797  3,138,685 SH          Other       1         Shared
PARKER HANNIFIN CORP                    Common     701094104  16,949    196,400 SH          Other       1         Shared
STRATUS PROPERTIES INC                  Common     863167201     756     83,109 SH          Other       1         Shared
UNITED TECHNOLOGIES CORP                Common     913017108  28,497    362,000 SH          Other       1         Shared
WELLS FARGO & CO                        Common     949746101   5,851    188,800 SH          Other       1         Shared
WELLS FARGO & CO                       Warrant     949746119  15,094  1,362,285 SH          Other       1         Shared
                                                             -------
                                                             584,459
                                                             -------